Stock-Based Compensation - Summarizes Stock Option Activity (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Number of Shares Outstanding, Beginning Balance
Total Number of Shares, Granted	63,847,938
Total Number of Shares, Exercised
Total Number of Shares, Cancelled
Total Number of Shares Outstanding, Ending Balance	63,847,938
Total Number of Shares, Exercisable	4,716,656
Weighted Average Exercise Price, Beginning Balance
Weighted Average Exercise Price, Granted	$ 0.10
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Cancelled
Weighted Average Exercise Price, Ending Balance	$ 0.10
Weighted Average Exercise Price, Exercisable	$ 0.11